Consolidated Statements Of Stockholders' Equity And Comprehensive Income (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 29, 2009
Series C Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 1.225
Convertible preferred stock issuance costs	$ 28